Long-Term Debt (Details Textual)	6 Months Ended							6 Months Ended															6 Months Ended
	Jun. 30, 2012 USD ($) Vessel CreditFacility	Nov. 30, 2013	Dec. 31, 2011 USD ($)	Jun. 30, 2012 U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member] USD ($)	Jun. 30, 2012 Norwegian Kroner Bond due in 2013 and 2017 [Member] USD ($)	Dec. 31, 2011 Norwegian Kroner Bond due in 2013 and 2017 [Member] USD ($)	Jun. 30, 2012 Norwegian Kroner Bond due in 2013 [Member] USD ($)	Jun. 30, 2012 Norwegian Kroner Bond due in 2017 [Member] USD ($)	Jun. 30, 2012 Norwegian Kroner Bond due in 2017 [Member] NOK	Jan. 18, 2012 Norwegian Kroner Bond due in 2017 [Member] NOK	Jun. 30, 2012 U.S. Dollar-denominated Term Loans due through 2018 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loans due through 2018 [Member] USD ($)	Jun. 30, 2012 U.S. Dollar-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loans due through 2023 [Member] USD ($)	Jun. 30, 2012 Maximum [Member]	Dec. 31, 2011 Minimum [Member]	Jun. 30, 2012 Parent [Member] U.S. Dollar-denominated Term Loans due through 2018 [Member] USD ($)	Jun. 30, 2012 Parent [Member] U.S. Dollar-denominated Term Loans due through 2023 [Member] USD ($)	Jun. 30, 2012 JV Partner [Member] U.S. Dollar-denominated Term Loans due through 2018 [Member] USD ($)	Jun. 30, 2012 Partnership [Member] U.S. Dollar-denominated Term Loans due through 2018 [Member] USD ($)	Jun. 30, 2012 Partnership [Member] U.S. Dollar-denominated Term Loans due through 2023 [Member] USD ($)	Jun. 30, 2012 Five Revolving Credit Facility [Member] USD ($)	Jun. 30, 2012 One Revolving Credit Facility [Member] USD ($)	Jun. 30, 2012 Two Revolving Credit Facility [Member] USD ($)	Jun. 30, 2012 Interest Rate Swap [Member]	Jun. 30, 2012 Interest Rate Swap [Member] Norwegian Kroner Bond due in 2017 [Member]
Long Term Debt (Additional Textual) [Abstract]
Maintain the greater of a minimum liquidity for revolving credit facility																							$ 75,000,000	$ 50,000,000	$ 50,000,000
Minimum Percentage to Maintaining for Revolving Credit Facility																							5.00%	5.00%	5.00%
Guaranteed term loans																		42,600,000	455,300,000	70,700,000	113,202,000	96,800,000
Range of Credit Facility Margin																3.25%	0.30%
Interest rate swap to swap the interest payments																										1.12%	7.49%
Outstanding term loans due through 2018 and 2023	1,995,441,000		2,029,076,000	1,015,453,000	1,246,360,000	201,386,000	100,417,000					226,462,000	238,867,000	552,140,000	443,432,000						226,500,000	552,100,000
Debt instrument transfer of principal amount								98,500,000	101,400,000
Senior unsecured bonds maturity								Nov. 01, 2013	Jan. 01, 2017
Interest payments on the bonds based on NIBOR plus		4.75%							5.75%
The floating LIBOR rate receivable	3.50%
Fixed based rate from interest rate cap	1.12%
LIBOR rate exemption from fixed based rate interest rate cap	3.50%
Effective reduction rate should rate exceed libor rate	2.38%
Senior unsecured bonds issued								100,700,000	100,700,000	600,000,000	600,000,000
Debt Issuance Cost	0								0
Long-Term Debt (Textual) [Abstract]
Revolving credit facilities borrowing capacity	1,163,400,000
Undrawn amount of revolving credit facility	148,000,000
Amount reduced under revolving credit facilities, 2012	93,000,000
Amount reduced under revolving credit facilities, 2013	323,000,000
Amount reduced under revolving credit facilities, 2014	659,400,000
Amount reduced under revolving credit facilities, 2015	17,500,000
Amount reduced under revolving credit facilities, 2016	26,000,000
Amount reduced under revolving credit facilities, thereafter	59,300,000
Final repayment of credit facility guaranteed	65,000,000
Interest payments on the bonds based on NIBOR plus		4.75%							5.75%
Interest payments on the bonds based on LIBOR plus		5.04%
Number of vessels	33
Partnership's subsidiaries	6
Partnership interest owned in subsidiaries	50.00%
Share of Outstanding Vessels Debt for 50% owned Subsidiaries	50.00%
Partnership's subsidiaries	5
Final Repayment	29,100,000
Interest Payments Description	LIBOR plus a margin.
weighted-average effective interest rate	2.10%		1.70%
Aggregate principal repayments, 2012	114,500,000
Aggregate principal repayments, 2013	373,200,000
Aggregate Principal Repayments, 2014	818,800,000
Aggregate Principal Repayments, 2015	85,100,000
Aggregate Principal Repayments, 2016	80,900,000
Aggregate Principal Repayments, thereafter	$ 522,900,000